Share-based Compensation - Share options, additional information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 CNY (¥)
Share Options
Share Options
Weighted-average grant date fair value of options granted (US$ per share)	$ 0	$ 0	$ 0.21
Unrecognized share-based compensation for options | ¥				¥ 0.2
Remaining weighted-average period for recognition	9 months 3 days
Ordinary Shares
Share Options
Closing stock price (US$ per share)	$ 0.03
ADS
Share Options
Closing stock price (US$ per share)	$ 1.36